Investment Strategy	Jul. 31, 2025
Integrity Dividend Harvest Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities, including common stock and preferred stock, of companies. In addition, under normal market conditions, the Fund invests at least 65% of its net assets in equity securities that have consistently increased dividends for a period of at least 10 years. In determining whether a company has increased its dividend for a period of at least 10 years, the Fund’s Portfolio Management Team (the “Team”) will account for the effect of any stock splits or spin-offs and exclude special dividends.

Although the investment process results in the Fund holding primarily large-cap companies, the Fund may invest in companies of any size. In selecting securities, the Team considers a combination of factors, including, but not limited to, dividend yield, dividend growth rate, earnings growth, price-to-earnings (P/E) multiples, valuation, credit rating, balance sheet strength, and volatility. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may invest up to 30% of its net assets in foreign equity securities, including common stock and preferred stock.

The Team may consider selling a security if, among other considerations, the issuer’s business fundamentals have deteriorated or the issuer fails to raise its dividend.

Strategy Portfolio Concentration [Text]	To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities, including common stock and preferred stock, of companies. In addition, under normal market conditions, the Fund invests at least 65% of its net assets in equity securities that have consistently increased dividends for a period of at least 10 years.
Integrity Dividend Summit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities, including common stock and preferred stock. For the purpose of this policy, the Fund considers dividend-paying equity securities to be the common or preferred stock of a company that has paid a dividend in the current or preceding calendar year or for which the company has announced a dividend in the current calendar year. In addition, under normal conditions, the Fund invests at least 65% of its net assets in equity securities that pay current dividends at a rate (yield) at least double that of the current yield of the S&P 500.

Although the investment process results in the Fund holding primarily large-cap companies, the Fund may invest in companies of any size. In selecting securities, the Fund’s Portfolio Management Team (the “Team”) considers a combination of factors, including, but not limited to, dividend yield, dividend growth rate, earnings growth, price-to-earnings (P/E) multiples, valuation, credit rating, balance sheet strength, and volatility. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation. In determining whether to invest in common or preferred stock, the Team will consider a number of factors including its macroeconomic and market outlook.

While the Fund does not concentrate in any one industry, from time to time, it may make significant investments in certain economic sectors as a result of the investment process. The Team’s macroeconomic and market outlook will drive sector selection.

The Fund may invest up to 30% of its net assets in foreign securities. The Fund’s investments in foreign securities are typically in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts (“ADRs”). The Team’s macroeconomic and market outlook, along with geographic location and other factors, will drive the Adviser’s selection of and allocation among foreign securities.

The Team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.

The Fund is non-diversified, meaning that it can concentrate its investments in a more limited number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities, including common stock and preferred stock.
INTEGRITY GROWTH & INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund is managed using a blended growth and income investment strategy. The Fund seeks to invest primarily in domestic common stocks, balancing its investments between growth and dividend-paying stocks, depending on where value is in the stock market. The Fund may also invest in stocks that are currently not paying dividends, but offer prospects for future income or capital appreciation. While the Fund does not concentrate in any one industry, it may make significant investments in certain sectors, based on economic conditions.

The Adviser makes its investment decisions utilizing a top-down approach which focuses on sector weightings given the Adviser’s broader economic and market outlook. Individual companies are then selected by considering a number of factors that may include, but are not limited to, revenue growth, earnings growth rate, dividend yield, price-to-earnings (P/E) multiples, strength of balance sheet, and price momentum. Although the Fund may invest in companies of any size, the Adviser prefers large cap companies for the Fund. Subject to its attention to responsible investment criteria described below, the Fund is not constrained by investments in any particular segment of the stock market.

The Adviser seeks to emphasize companies that it believes both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate. Factors considered may include:

●	fairness of employment policies and labor relations;

●	involvement in the community;

●	efforts and strategies to minimize the negative impact of business activities and products on the environment and to embrace alternatives to reduce polluting and unnecessary animal suffering; and

●	management and board governance.

In addition, the Adviser does not intend to invest in companies that it believes derive material revenue from gambling, firearms, pornography, the production of alcohol or tobacco, or non-humanitarian business operations in countries considered State Sponsors of Terrorism by the U.S. Secretary of State.

The Fund’s portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund is managed using a blended growth and income investment strategy. The Fund seeks to invest primarily in domestic common stocks, balancing its investments between growth and dividend-paying stocks, depending on where value is in the stock market. The Fund may also invest in stocks that are currently not paying dividends, but offer prospects for future income or capital appreciation.
Integrity High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in a group of low-quality, high-risk, high yield corporate debt obligations. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in corporate bonds rated Baa by Moody’s Investors Service (“Moody’s”) or BBB by S&P Global Ratings (“S&P”) or lower. As a result, this includes high yield/lower-rated debt securities (also known as “junk” bonds) that are rated by an independent rating agency to be non-investment grade (e.g., BB or lower by S&P or Ba or lower by Moody’s). Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. The Fund may also invest in corporate issues that have defaulted. In addition, the Fund may invest in Rule 144A securities, which are generally privately placed securities purchased by qualified institutional buyers. While there are no restrictions on maturity, the Fund’s portfolio generally has an average maturity of less than ten years. The Fund seeks capital appreciation from selling bonds above the purchase price.

To select the securities in which to invest, the Fund’s sub-adviser conducts fundamental credit research on each issuer. The Fund will buy securities that the sub-adviser believes are attractively priced relative to current and expected fundamentals. The Fund may consider selling a security if, among other considerations, the issuer’s business fundamentals have deteriorated.

Strategy Portfolio Concentration [Text]	The Fund invests in a group of low-quality, high-risk, high yield corporate debt obligations. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in corporate bonds rated Baa by Moody’s Investors Service (“Moody’s”) or BBB by S&P Global Ratings (“S&P”) or lower. As a result, this includes high yield/lower-rated debt securities (also known as “junk” bonds) that are rated by an independent rating agency to be non-investment grade (e.g., BB or lowerby S&P or Ba or lower by Moody’s). Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. The Fund may also invest in corporate issues that have defaulted. In addition, the Fund may invest in Rule 144A securities, which are generally privately placed securities purchased by qualified institutional buyers. While there are no restrictions on maturity, the Fund’s portfolio generally has an average maturity of less than ten years. The Fund seeks capital appreciation from selling bonds above the purchase price.
Integrity Mid-North American Resources Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the stock of domestic and foreign issuers that are participating in or benefitting from the development of the resources in the Mid-North America area, encompassing the states of Arizona, Arkansas, Colorado, Illinois, Iowa, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Utah, Texas, Wisconsin, and Wyoming; and the Canadian provinces of Alberta, Manitoba, and Saskatchewan (herein referred to as the “Region”). To pursue this strategy, the Fund invests primarily in companies that are (i) headquartered or maintain their principal place of business in the Region, or (ii) during the issuer’s most recent fiscal year, derived at least 50% of their revenues from goods produced or sold, investments made, or services performed in the Region, or (iii) during the issuer’s most recent fiscal year, have at least 50% of their assets in the Region, each as determined at the time of purchase.

The Fund may invest in companies of any size. The companies in which the Fund invests may include smaller companies that have recently commenced operations and do not have significant revenues. The Adviser will invest a significant amount of the Fund’s assets (although not exclusively) in companies it believes to have investment potential in the natural resources area (primarily energy and to a lesser extent, agribusiness, precious metals, and metals and mining), as well as in the companies that serve these sectors and/or service the Region. In connection with investing in companies engaged in the energy sector, the Fund may invest in companies that engage in hydraulic fracturing (which involves the injection of water, sand and chemicals under pressure into rock formations to stimulate oil or natural gas production). The Fund will invest primarily in the securities of U.S. issuers, but it may also invest in the securities of foreign issuers. The Fund’s investments in the securities of foreign issuers are typically in the form of depositary receipts, such as American Depositary Receipts (“ADRs”).

The Fund’s portfolio management team considers a variety of factors when choosing investments for the Fund such as: (i) identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and/or (ii) identifying companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. The Fund’s portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the stock of domestic and foreign issuers that are participating in or benefitting from the development of the resources in the Mid-North America area, encompassing the states of Arizona, Arkansas, Colorado, Illinois, Iowa, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Utah, Texas, Wisconsin, and Wyoming; and the Canadian provinces of Alberta, Manitoba, and Saskatchewan (herein referred to as the “Region”). To pursue this strategy, the Fund invests primarily in companies that are (i) headquartered or maintain their principal place of business in the Region, or (ii) during the issuer’s most recent fiscal year, derived at least 50% of their revenues from goods produced or sold, investments made, or services performed in the Region, or (iii) during the issuer’s most recent fiscal year, have at least 50% of their assets in the Region, each as determined at the time of purchase.
Integrity Short Term Government Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its investment objective, the Fund invests at least 95% of its assets in U.S. Government and agency mortgage-backed securities (“MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac, as defined below), and collateralized mortgage obligations (“CMOs”), backed by U.S. Government and agency MBS. Some of the Fund’s investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.

Under normal market conditions, the target dollar-weighted average effective duration for the Fund is expected to range between one and three years. Duration is a measure of a fixed income security’s price sensitivity to changes in interest rates. Duration takes into account a security’s cash flows over time, including the possibility that a security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due. The duration of the Fund’s portfolio is expressed in years and measures the portfolio’s change in value for changes in interest rates. The Fund may also invest in U.S. Treasury bills. The securities held by the Fund may be fixed or variable rate obligations. The Fund may also purchase securities on a when-issued or delayed-delivery basis.

To construct the Fund’s investment portfolio, the Fund’s investment sub-adviser, M.D. Sass, LLC (“M.D. Sass” or “Sub-Adviser”), utilizes a process based on rigorous quantitative tests. These tests include projecting underlying mortgage prepayment rates under a variety of interest rate scenarios and demographic trends, with regard to any given security’s sensitivity to cash flow risk. The nature of such testing is to measure homeowner refinancing/prepayment behavior, relative to mortgage rate changes, and other factors influencing such behavior. The Sub-Adviser’s process is primarily structured to create value through intensive (i.e. bottom-up) security selection, portfolio construction and relative value trading. Top-down macro issues and factors are incorporated into the process when considered by the Sub-Adviser to be appropriate.

The Sub-Adviser may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, or when other investment opportunities exist that may have more attractive yields. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

Strategy Portfolio Concentration [Text]	To achieve its investment objective, the Fund invests at least 95% of its assets in U.S. Government and agency mortgage-backed securities (“MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac, as defined below), and collateralized mortgage obligations (“CMOs”), backed by U.S. Government and agency MBS. Some of the Fund’s investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.